Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per share - USD ($)		1 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended
		Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Denominator:
Basic and diluted weighted average ordinary shares outstanding					1,463,172
Basic and diluted net loss per ordinary share					$ (16.52)
FS DEVELOPMENT CORP. II
Denominator:
Basic and diluted weighted average ordinary shares outstanding	[1]			2,500,000
Basic and diluted net loss per ordinary share				$ 0.00
Class A Common Stock [Member] | FS DEVELOPMENT CORP. II
Numerator:
Allocation of net loss			$ (980,031)		$ (2,758,291)
Denominator:
Basic and diluted weighted average ordinary shares outstanding			20,727,500		17,083,104
Basic and diluted net loss per ordinary share			$ (0.05)		$ (0.16)
Class B Common Stock [Member] | FS DEVELOPMENT CORP. II
Numerator:
Allocation of net loss		$ (1,032)	$ (237,886)		$ (793,731)
Denominator:
Basic and diluted weighted average ordinary shares outstanding		4,375,000	5,031,250		4,915,865
Basic and diluted net loss per ordinary share		$ 0.00	$ (0.05)		$ (0.16)

[1]	This number excludes an aggregate of up to 375,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.